Related Party Transactions	12 Months Ended
Dec. 31, 2025
Related Party Transactions [Abstract]
RELATED PARTY TRANSACTIONS
3.	RELATED PARTY TRANSACTIONS

Due from Shareholder

As of December 31, 2025, the Company had an amount receivable from a shareholder of S$1, which is presented as current assets on the accompanying balance sheet. The receivable is non-interest-bearing and due on demand.

Related Party Liabilities

As of December 31, 2025, the Company had S$127,851 payable to Horizon Quantum Computing Pte. Ltd., an operating entity that is under common control with the Company. The entity is not consolidated in the Company’s consolidated financial statements as the Company did not have a controlling financial interest during the periods presented. The amounts payable represent working capital support in connection with the Business Combination and company formation related activities. Upon consummation of the Business Combination, the related party is expected to become a consolidated subsidiary of the Company and the related party balances are expected to be eliminated in consolidation.